ACQUISITIONS (Details 14) $ in Thousands		12 Months Ended
	Mar. 03, 2015 USD ($) item	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Net tangible assets:
Goodwill		$ 72,101	$ 41,412
Customer relationship | Minimum
Net tangible assets:
Estimated useful lives		2 years 1 month 6 days
Customer relationship | Maximum
Net tangible assets:
Estimated useful lives		10 years
Operating license | Minimum
Net tangible assets:
Estimated useful lives		3 months 18 days
Operating license | Maximum
Net tangible assets:
Estimated useful lives		5 years
WA Health Care
Acquisitions
Percentage of equity interest acquired	70.00%
Number of medical centers | item	2
Cash consideration	$ 9,934
Acquisition-related costs	0
Net tangible assets:
Current assets	1,413
Non-current assets	5,459
Current liabilities	(3,006)
Total	3,866
Goodwill	7,570
Deferred tax liability	(666)
Total	9,456
Non-controlling interest	(3,388)
Total consideration	9,934
Net revenue		$ 494
Net loss		$ 203
WA Health Care | Customer relationship
Net tangible assets:
Intangible assets acquired	$ 2,472
Estimated useful lives	3 years
WA Health Care | Operating license
Net tangible assets:
Intangible assets acquired	$ 80
WA Health Care | Operating license | Minimum
Net tangible assets:
Estimated useful lives	1 year 10 months 24 days
WA Health Care | Operating license | Maximum
Net tangible assets:
Estimated useful lives	2 years 9 months 18 days